Share-Based Compensation - RSU Rollforward (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share Based Compensation [Abstract]
RSUs outstanding, beginning	5,580,919	6,416,089
Grants	1,878,000	1,507,000
Exercises	(374,168)	(2,157,835)
Forfeitures	(140,000)	(184,335)
RSUs outstanding, ending	6,944,751	5,580,919
RSUs vested, ending	4,050,083	3,189,921
RSUs outstanding, Weighted Average Fair Value, beginning	$ 1.2	$ 1.04
RSUs grants, Weighted Average Fair Value	2.58	1.52
RSUs exercises, Weighted Average Fair Value	0.98	0.93
RSUs forfeitures, Weighted Average Fair Value	2.21	1.65
RSUs outstanding, Weighted Average Fair Value, ending	1.56	1.2
RSUs vested, Weighted Average Fair Value, ending	$ 1.08	$ 0.85